Goodwill and Intangible Assets, Net - Summary of Finite-Lived Intangible Assets, Amortization Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization of Intangible Assets	$ 102,824	$ 68,585	$ 289,452	$ 146,143	$ 239,926	$ 82,428	$ 8,427
Cost of revenue
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization of Intangible Assets	96,059	65,535	273,444	137,673	228,339	74,787	7,932
Sales and marketing
Finite Lived Intangible Assets Amortization Expense [Line Items]
Amortization of Intangible Assets	$ 6,765	$ 3,050	$ 16,008	$ 8,470	$ 11,587	$ 7,641	$ 495